INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

NOTE 4 - INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 5,750,000 Units, inclusive of 750,000 Units sold to the underwriters on January 14, 2021 upon the underwriters’ election to fully exercise their over-allotment option at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one right (“Public Right”). Each Public Right entitles the holder to receive one-tenth of one share of common stock at the closing of a Business Combination.

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 5,750,000 Units, inclusive of 750,000 Units sold to the underwriters on January 14, 2021 upon the underwriters’ election to fully exercise their over-allotment option at a purchase price of $10.00 per Unit. Each Unit consists of one share of common stock and one right (“Public Right”). Each Public Right entitles the holder to receive one-tenth of one share of common stock at the closing of a Business Combination (see Note 7).